UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05240

SELECTED CAPITAL PRESERVATION TRUST

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2012

Date of reporting period: December 31, 2012

____________________

ITEM 1. REPORT TO STOCKHOLDERS

SELECTED FUNDS	Table of Contents

Shareholder Letter	2
Management’s Discussion of Fund Performance:
Selected American Shares	3
Selected International Fund	5
Fund Overview:
Selected American Shares	7
Selected International Fund	9
Selected Daily Government Fund	11
Expense Example	12
Schedule of Investments:
Selected American Shares	14
Selected International Fund	18
Selected Daily Government Fund	21
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	26
Notes to Financial Statements	28
Financial Highlights	37
Report of Independent Registered Public Accounting Firm	39
Federal Income Tax Information	40
Privacy Notice and Householding	41
Directors and Officers	42

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q and Form N-MFP
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  In addition, Selected Daily Government Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP.  The Funds’ Form N-Q and Selected Daily Government Fund’s Form N-MFP are available without charge, upon request, by calling 1-800-243-1575, on the Funds’ website at www.selectedfunds.com, and on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors/Trustees of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.  Also included is a list of positions opened and closed.

In addition, we produce a Manager Commentary for certain funds, which is published semi-annually. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Funds’ website at www.selectedfunds.com or by calling 1-800-243-1575.

It is with regret that we inform you that Jerome (Jerry) Hass passed away on January 21, 2013. For more than 15 years, Jerry has zealously and effectively served the Funds and their shareholders as an independent director, for many years serving as Chair of the Trading and Brokerage Committee and as an active member of the Investment Committee. He will be missed.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle Chairman	Christopher C. Davis President & Portfolio Manager	Kenneth C. Feinberg Portfolio Manager

February 4, 2013

SELECTED FUNDS SELECTED AMERICAN SHARES, INC.	Management’s Discussion of Fund Performance

Performance Overview

Selected American Shares’ Class S shares delivered a total return on net asset value of 12.82% (Class D shares returned 13.19%) for the year ended December 31, 2012. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 16.00%. The Index turned in a strong performance with individual sectors1 within the Index increasing by as much as 30% (Financials) or as little as 1% (Utilities). The sectors within the Index that turned in the strongest performance over the year were Financials and Consumer Discretionary. The sectors within the Index that turned in the weakest (but still positive) performance over the year were Utilities and Energy.

Factors Impacting the Fund’s Performance

Energy companies were the most important detractor2 from the Fund’s performance. The Fund’s Energy companies under-performed the corresponding sector within the Index and had a slightly lower relative average weighting in this weaker performing sector. EOG Resources3 was among the most important contributors to performance. Canadian Natural Resources, Occidental Petroleum, OGX Petroleo e Gas Participacoes, and Devon Energy were among the most important detractors from performance.  The Fund no longer owns OGX Petroleo e Gas Participacoes.

Consumer Discretionary companies contributed to the Fund’s absolute performance, but detracted from its performance relative to the Index. The Fund’s Consumer Discretionary companies under-performed the corresponding sector within the Index and had a lower relative average weighting in this stronger performing sector. Walt Disney was among the most important contributors to performance. Groupon and Bed Bath & Beyond were among the most important detractors from performance.

Financial companies were the most important contributor to the Fund’s absolute performance, but detracted from the Fund’s relative performance. The Fund’s Financial companies under-performed the corresponding sector within the Index, but benefited from a higher relative average weighting in this stronger performing sector. Wells Fargo, Bank of New York Mellon, and American Express were among the most important contributors to performance. Julius Baer and Fairfax Financial Holdings were among the most important detractors from performance.

Consumer Staple companies were also important contributors to the Fund’s performance. The Fund’s Consumer Staple companies out-performed the corresponding sector within the Index and had a higher relative average weighting. Costco Wholesale, CVS Caremark, and Diageo were among the most important contributors to performance.

The Fund had approximately 18% of its net assets invested in foreign companies at December 31, 2012. As a whole, those companies under-performed the domestic companies held by the Fund.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. Selected American Shares’ principal risks are: stock market risk, manager risk, common stock risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1      The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS SELECTED AMERICAN SHARES, INC. – (CONTINUED)	Management’s Discussion of Fund Performance

Comparison of a $10,000 investment in Selected American Shares Class S versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2002

$25,000
$20,000
$15,000
$10,000
$5,000
$0
S&P 500®
SAS-S
S&P 500®
$19,856
SAS Class S
$18,822
12/31/02
12/31/03
12/31/04
12/31/05
12/31/06
12/31/07
12/31/08
12/31/09
12/31/10
12/31/11
12/31/12

Average Annual Total Return for periods ended December 31, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	12.82%	(0.65)%	6.53%	N/A	0.95%	0.95%
Class D	13.19%	(0.32)%	N/A	4.27%	0.61%	0.61%
Standard & Poor’s 500® Index	16.00%	1.66%	7.10%	5.02%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Selected American Shares contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS SELECTED INTERNATIONAL FUND, INC.	Management’s Discussion of Fund Performance

Performance Overview

Selected International Fund’s Class S shares delivered a total return on net asset value of 18.29% (Class D shares returned 18.90%) for the year ended December 31, 2012. Over the same time period, the Morgan Stanley Capital International All Country World Index ex USA (“Index”) returned 16.83%. The Index turned in a strong performance with individual sectors1 within the Index increasing by as much as 30% (Financials) or as little as 2% (Energy). The sectors within the Index that turned in the strongest performance over the year were Financials and Consumer Discretionary. The sectors within the Index that turned in the weakest (but still positive) performance over the year were Energy and Utilities.  As of December 31, 2012, the Fund had approximately 96% of its net assets invested in foreign companies, 3% in U.S. companies, and 1% in other assets and liabilities.

Factors Impacting the Fund’s Performance

Consumer Discretionary companies were the most important contributor2 to the Fund’s performance. The Fund’s Consumer Discretionary companies out-performed the corresponding sector within the Index and had an approximately equal relative average weighting in this stronger performing sector. Compagnie Financiere Richemont3 was among the most important contributors to performance.

Health Care companies were the second most important contributor to the Fund’s performance. The Fund’s Health Care companies out-performed the corresponding sector within the Index and had a higher relative average weighting. Essilor, Roche Holding, Sinovac Biotech, and Sinopharm were among the most important contributors to performance.

Consumer Staple companies were also an important contributor to the Fund’s performance. The Fund’s Consumer Staple companies out-performed the corresponding sector within the Index and had a higher relative average weighting. Heineken and Brazil Pharma were among the most important contributors to performance.

Energy companies were the most important detractor from the Fund’s absolute performance, but contributed to the Fund’s performance relative to the Index. The Fund’s Energy companies under-performed the corresponding sector within the Index, but benefited from a lower relative average weighting in this weaker performing sector. OGX Petroleo e Gas Participacoes was among the most important detractors from performance.  The Fund no longer owns OGX Petroleo e Gas Participacoes.

Financial companies made positive contributions to the Fund’s absolute performance, but were the most important detractor from the Fund’s relative performance. The Fund’s Financial companies under-performed the corresponding sector within the Index and had a lower relative average weighting in this stronger performing sector. CETIP, Fairfax Financial Holdings, CNinsure, and Banco Santander were among the most important detractors from performance.  The Fund no longer holds Banco Santander.

Other important contributors to the Fund’s performance included Schneider Electric, Greatview Aseptic Packaging, and Schindler Holding. Other important detractors from the Fund’s performance included Sino-Forest, China Shipping, Shanghai Electric Group, NetEase, and LLX Logistica.  The Fund no longer holds Sino-Forest, China Shipping, Shanghai Electric Group, or LLX Logistica.

Selected International Fund’s investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. Selected International Fund’s principal risks are: stock market risk, manager risk, common stock risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, under $10 billion market capitalization risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1      The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS SELECTED INTERNATIONAL FUND, INC. – (CONTINUED)	Management’s Discussion of Fund Performance

Comparison of a $10,000 investment in Selected International Fund Class S versus the Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA) over 10 years for an investment made on December 31, 2002

MSCI ACWI® EX USA
SIF Class S
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
12/31/02
12/31/03
12/31/04
12/31/05
12/31/06
12/31/07
12/31/08
12/31/09
12/31/10
12/31/11
12/31/12
MSCI ACWI® EX USA $25,328
SIF Class S $16,497

Average Annual Total Return for periods ended December 31, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	18.29%	(3.63)%	5.13%	N/A	1.52%	1.52%
Class D	18.90%	(3.14)%	N/A	1.96%	0.88%	0.88%
MSCI ACWI® ex USA	16.83%	(2.89)%	9.74%	6.82%

On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from investing primarily in domestic equity securities to investing primarily in foreign equity securities.  Performance prior to that date is unlikely to be relevant to future performance.

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The performance data for Selected International Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS SELECTED AMERICAN SHARES, INC.	Fund Overview December 31, 2012

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/12 Net Assets)		(% of 12/31/12 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	78.59%	Diversified Financials	18.11%	6.45%
Common Stock (Foreign)	17.73%	Insurance	12.71%	3.99%
Convertible Bonds (Foreign)	0.04%	Food & Staples Retailing	11.02%	2.35%
Short-Term Investments	1.47%	Energy	9.75%	10.94%
Other Assets & Liabilities	2.17%	Information Technology	9.45%	18.96%
	100.00%	Materials	7.67%	3.61%
		Banks	5.97%	2.84%
		Food, Beverage & Tobacco	5.96%	5.91%
		Retailing	5.75%	4.13%
		Transportation	3.03%	1.62%
		Health Care	2.84%	12.38%
		Media	2.54%	3.54%
		Capital Goods	1.40%	7.80%
		Real Estate	1.14%	2.25%
		Commercial & Professional Services	1.11%	0.67%
		Other	0.83%	11.74%
		Automobiles & Components	0.72%	0.82%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/12 Net Assets)

CVS Caremark Corp.	Food & Staples Retailing	6.09%
Wells Fargo & Co.	Commercial Banks	5.76%
American Express Co.	Consumer Finance	5.51%
Bank of New York Mellon Corp.	Capital Markets	4.87%
Google Inc., Class A	Software & Services	4.29%
Costco Wholesale Corp.	Food & Staples Retailing	4.22%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.07%
EOG Resources, Inc.	Energy	2.74%
Loews Corp.	Multi-line Insurance	2.70%
Bed Bath & Beyond Inc.	Retailing	2.69%

SELECTED FUNDS SELECTED AMERICAN SHARES, INC. – (CONTINUED)	Fund Overview December 31, 2012

New Positions Added (01/01/12-12/31/12)
(Highlighted positions are those greater than 0.40% of the Fund’s 12/31/12 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/12 Net Assets
Emerson Electric Co.	Capital Goods	05/02/12	0.43%
Groupon, Inc.	Retailing	03/14/12	0.17%
International Business Machines Corp.	Software & Services	11/07/12	0.33%
Laboratory Corp. of America Holdings	Health Care Equipment & Services	10/25/12	0.12%
Sysco Corp.	Food & Staples Retailing	03/06/12	0.30%
Tiffany & Co.	Retailing	01/23/12	0.32%
Walgreen Co.	Food & Staples Retailing	01/24/12	–

Positions Closed (01/01/12-12/31/12)
(Gains and losses greater than $20,000,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Baxter International Inc.	Health Care Equipment & Services	07/13/12	$1,688,650
Becton, Dickinson and Co.	Health Care Equipment & Services	06/15/12	3,516,840
China Coal Energy Co., Ltd. - H	Energy	10/11/12	8,554,274
China Shipping Development Co., Ltd. - H	Transportation	10/16/12	(35,648,001)
Expedia, Inc.	Retailing	11/20/12	21,516,100
Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	07/03/12	13,342,259
Kraft Foods Inc., Class A	Food, Beverage & Tobacco	06/18/12	9,284,346
Li & Fung Ltd.	Retailing	08/10/12	2,759,811
LLX Logistica S.A.	Transportation	06/15/12	(775,285)
Lockheed Martin Corp.	Capital Goods	07/18/12	9,445,858
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	07/09/12	76,674,183
MMX Mineracao e Metalicos S.A., Pfd.	Materials	02/02/12	203,023
OGX Petroleo e Gas Participacoes S.A.	Energy	12/28/12	(15,048,860)
Roche Holding AG - Genusschein	Pharmaceuticals, Biotechnology & Life Sciences	07/20/12	12,430,151
Sealed Air Corp.	Materials	11/13/12	(4,684,057)
Sino-Forest Corp.	Materials	07/10/12	(69,107,316)
Sino-Forest Corp., Restricted	Materials	07/10/12	(2,309,643)
Transatlantic Holdings, Inc.	Reinsurance	03/06/12	1,704,545
TripAdvisor Inc.	Retailing	04/17/12	5,685,257
Walgreen Co.	Food & Staples Retailing	11/20/12	536,200

SELECTED FUNDS SELECTED INTERNATIONAL FUND, INC.	Fund Overview December 31, 2012

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/12 Net Assets)		(% of 12/31/12 Stock Holdings)

			Fund	MSCI ACWI® ex USA
Common Stock (Foreign)	96.29%	Health Care	14.13%	7.14%
Common Stock (U.S.)	2.84%	Capital Goods	12.72%	7.53%
Other Assets & Liabilities	0.87%	Food, Beverage & Tobacco	10.72%	6.87%
	100.00%	Materials	8.37%	10.97%
		Transportation	8.27%	2.22%
		Consumer Durables & Apparel	6.70%	1.68%
		Diversified Financials	5.08%	2.90%
		Real Estate	4.69%	3.25%
		Banks	4.51%	15.27%
		Energy	3.94%	10.28%
		Telecommunication Services	3.80%	5.44%
		Food & Staples Retailing	3.68%	2.22%
		Information Technology	3.34%	6.36%
		Commercial & Professional Services	2.86%	0.85%
		Media	2.63%	1.29%
		Consumer Services	2.37%	0.96%
		Other	2.19%	14.77%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 12/31/12 Stock Holdings)		(% of Fund’s 12/31/12 Net Assets)

Switzerland	27.90%	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A	5.85%
China	22.94%	Heineken Holding N.V.	5.67%
France	9.15%	Kuehne & Nagel International AG	5.65%
Netherlands	6.52%	Schneider Electric S.A.	5.18%
Mexico	6.43%	Hang Lung Group Ltd.	4.65%
Hong Kong	4.69%	Schindler Holding AG - Participation Certificate	4.53%
Brazil	4.68%	Roche Holding AG - Genusschein	4.05%
United Kingdom	4.13%	Tenaris S.A., ADR	3.90%
Italy	3.94%	Essilor International S.A.	3.89%
Canada	2.98%	America Movil S.A.B. de C.V., Series L, ADR	3.77%
United States	2.86%
Belgium	2.72%
Germany	1.06%
100.00%

SELECTED FUNDS SELECTED INTERNATIONAL FUND, INC. – (CONTINUED)	Fund Overview December 31, 2012

New Positions Added (01/01/12-12/31/12)
(Highlighted positions are those greater than 2.00% of the Fund’s 12/31/12 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/12 Net Assets
Brenntag AG	Capital Goods	07/20/12	1.05%
CETIP S.A. - Mercados Organizados	Capital Markets	02/28/12	0.99%
Ctrip.com International, Ltd., ADR	Consumer Services	05/30/12	2.35%
Vipshop Holdings Ltd., ADS	Retailing	03/23/12	0.80%

Positions Closed (01/01/12-12/31/12)
(Losses greater than $1,000,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Loss
Banco Santander Brasil S.A., ADS	Commercial Banks	05/16/12	$(118,992)
China Shipping Development Co., Ltd. - H	Transportation	10/16/12	(412,790)
Itau Unibanco Holding S.A., ADR	Commercial Banks	05/16/12	(1,089)
LLX Logistica S.A.	Transportation	12/17/12	(129,951)
MMX Mineracao e Metalicos S.A., Pfd.	Materials	12/27/12	(3,407)
OGX Petroleo e Gas Participacoes S.A.	Energy	12/28/12	(1,009,099)
Shanghai Electric Group Co. Ltd. - H	Capital Goods	08/02/12	(219,548)
Sino-Forest Corp.	Materials	07/10/12	(4,315,402)
Vale S.A., ADR	Materials	05/04/12	(301,317)

SELECTED FUNDS SELECTED CAPITAL PRESERVATION TRUST - SELECTED DAILY GOVERNMENT FUND	Fund Overview December 31, 2012

Portfolio Composition		Maturity Diversification
(% of Fund’s 12/31/12 Net Assets)		(% of 12/31/12 Portfolio Holdings)

Repurchase Agreements	43.33%	0-30 Days	78.72%
Federal Home Loan Bank	28.09%	31-90 Days	10.73%
Federal Farm Credit Bank	11.76%	91-180 Days	9.10%
Freddie Mac	7.67%	181-397 Days	1.45%
Private Export Funding	3.89%		100.00%
Fannie Mae	3.56%
Other Agencies	0.19%
Other Assets & Liabilities	1.51%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.  See the Fund’s Schedule of Investments for a listing of the floating rate securities.

SELECTED FUNDS	Expense Example

Example

As a shareholder of each Fund, you incur ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  As a shareholder of Selected International Fund, you may also incur transaction costs, which consist of redemption fees, if any.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended December 31, 2012.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your cost would have been higher.

SELECTED FUNDS	Expense Example – (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/12)	(12/31/12)	(07/01/12-12/31/12)
Selected American Shares
Class S (annualized expense ratio 0.95%**)
Actual	$1,000.00	$1,057.22	$4.91
Hypothetical	$1,000.00	$1,020.36	$4.82
Class D (annualized expense ratio 0.61%**)
Actual	$1,000.00	$1,059.17	$3.16
Hypothetical	$1,000.00	$1,022.07	$3.10
Selected International Fund
Class S (annualized expense ratio 1.49%**)
Actual	$1,000.00	$1,139.57	$8.01
Hypothetical	$1,000.00	$1,017.65	$7.56
Class D (annualized expense ratio 0.87%**)
Actual	$1,000.00	$1,142.88	$4.69
Hypothetical	$1,000.00	$1,020.76	$4.42
Selected Daily Government Fund
Class S (annualized expense ratio 0.21%**)
Actual	$1,000.00	$1,000.01	$1.06
Hypothetical	$1,000.00	$1,024.08	$1.07
Class D (annualized expense ratio 0.21%**)
Actual	$1,000.00	$1,000.00	$1.06
Hypothetical	$1,000.00	$1,024.08	$1.07

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser and/or Distributor.

SELECTED FUNDS SELECTED AMERICAN SHARES, INC.	Schedule of Investments December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – (96.32%)
CONSUMER DISCRETIONARY – (9.12%)
Automobiles & Components – (0.69%)
Harley-Davidson, Inc.	755,100	$36,879,084
Consumer Durables & Apparel – (0.44%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	150,400	11,805,724
Hunter Douglas N.V. (Netherlands)	295,596	11,553,099
		23,358,823
Media – (2.45%)
Grupo Televisa S.A.B., ADR (Mexico)	525,400	13,965,132
Walt Disney Co.	2,338,100	116,413,999
		130,379,131
Retailing – (5.54%)
Bed Bath & Beyond Inc. *	2,560,500	143,080,740
CarMax, Inc. *	1,018,800	38,245,752
Groupon, Inc. *	1,838,000	8,951,060
Liberty Interactive Corp., Series A *	1,732,250	34,090,680
Liberty Ventures, Series A *	116,500	7,897,535
Netflix Inc. *	487,500	45,201,000
Tiffany & Co.	297,800	17,075,852
		294,542,619
	Total Consumer Discretionary	485,159,657
CONSUMER STAPLES – (16.55%)
Food & Staples Retailing – (10.61%)
Costco Wholesale Corp.	2,269,964	224,295,143
CVS Caremark Corp.	6,705,395	324,205,848
Sysco Corp.	515,000	16,304,900
		564,805,891
Food, Beverage & Tobacco – (5.75%)
Coca-Cola Co.	1,975,080	71,596,650
Diageo PLC (United Kingdom)	3,619,330	105,418,783
Heineken Holding N.V. (Netherlands)	1,017,304	56,015,449
Nestle S.A. (Switzerland)	70,600	4,606,187
Philip Morris International Inc.	612,767	51,251,832
Unilever NV, NY Shares (Netherlands)	439,300	16,825,190
		305,714,091
Household & Personal Products – (0.19%)
Natura Cosmeticos S.A. (Brazil)	347,300	9,946,604
	Total Consumer Staples	880,466,586
ENERGY – (9.39%)
Canadian Natural Resources Ltd. (Canada)	4,508,900	130,171,943
Devon Energy Corp.	891,421	46,389,549
EOG Resources, Inc.	1,205,200	145,576,108
Occidental Petroleum Corp.	1,448,880	110,998,697
Schlumberger Ltd.	482,980	33,465,684
Transocean Ltd.	742,994	33,174,682
	Total Energy	499,776,663

SELECTED FUNDS SELECTED AMERICAN SHARES, INC. - (CONTINUED)	Schedule of Investments December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (36.55%)
Banks – (5.76%)
Commercial Banks – (5.76%)
Wells Fargo & Co.	8,958,279	$306,193,976
Diversified Financials – (17.45%)
Capital Markets – (10.18%)
Ameriprise Financial, Inc.	438,907	27,488,745
Bank of New York Mellon Corp.	10,072,100	258,852,970
Brookfield Asset Management Inc., Class A (Canada)	1,779,350	65,213,178
Charles Schwab Corp.	2,252,000	32,338,720
Goldman Sachs Group, Inc.	211,800	27,017,208
Julius Baer Group Ltd. (Switzerland)	3,675,699	130,865,176
		541,775,997
Consumer Finance – (5.51%)
American Express Co.	5,095,870	292,910,608
Diversified Financial Services – (1.76%)
CME Group Inc.	215,000	10,898,350
JPMorgan Chase & Co.	885,770	38,947,307
Visa Inc., Class A	289,500	43,882,410
		93,728,067
		928,414,672
Insurance – (12.24%)
Insurance Brokers – (0.21%)
Aon PLC	198,000	11,008,800
Multi-line Insurance – (3.52%)
Fairfax Financial Holdings Ltd. (Canada)	82,850	29,639,588
Fairfax Financial Holdings Ltd., 144A (Canada) (a)	39,220	14,137,258
Loews Corp.	3,526,100	143,688,575
		187,465,421
Property & Casualty Insurance – (6.56%)
ACE Ltd.	586,500	46,802,700
Berkshire Hathaway Inc., Class A *	1,219	163,419,140
Markel Corp. *	21,700	9,405,214
Progressive Corp.	6,132,600	129,397,860
		349,024,914
Reinsurance – (1.95%)
Alleghany Corp. *	275,569	92,431,354
Everest Re Group, Ltd.	103,900	11,423,805
		103,855,159
		651,354,294
Real Estate – (1.10%)
Hang Lung Group Ltd. (Hong Kong)	10,172,000	58,586,152
	Total Financials	1,944,549,094
HEALTH CARE – (2.73%)
Health Care Equipment & Services – (2.03%)
Express Scripts Holding Co. *	1,878,500	101,401,430
Laboratory Corp. of America Holdings *	75,000	6,496,500
		107,897,930

SELECTED FUNDS SELECTED AMERICAN SHARES, INC. - (CONTINUED)	Schedule of Investments December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (0.70%)
Agilent Technologies, Inc.	529,540	$21,679,368
Pfizer Inc.	630,630	15,816,200
		37,495,568
	Total Health Care	145,393,498
INDUSTRIALS – (5.33%)
Capital Goods – (1.35%)
Emerson Electric Co.	436,500	23,117,040
PACCAR Inc.	1,074,500	48,556,655
		71,673,695
Commercial & Professional Services – (1.07%)
Iron Mountain Inc.	1,835,311	56,986,406
Transportation – (2.91%)
China Merchants Holdings International Co., Ltd. (China)	26,429,345	86,137,698
Kuehne & Nagel International AG (Switzerland)	572,010	68,961,017
		155,098,715
	Total Industrials	283,758,816
INFORMATION TECHNOLOGY – (9.11%)
Semiconductors & Semiconductor Equipment – (1.82%)
Intel Corp.	658,500	13,584,855
Texas Instruments Inc.	2,685,790	83,125,201
		96,710,056
Software & Services – (6.99%)
Activision Blizzard, Inc.	2,906,500	30,896,095
Google Inc., Class A *	321,970	228,360,442
International Business Machines Corp.	92,500	17,718,375
Microsoft Corp.	1,647,400	44,018,528
Oracle Corp.	1,533,700	51,102,884
		372,096,324
Technology Hardware & Equipment – (0.30%)
Hewlett-Packard Co.	1,109,580	15,811,515
	Total Information Technology	484,617,895
MATERIALS – (7.35%)
Air Products and Chemicals, Inc.	1,004,400	84,389,688
BHP Billiton PLC (United Kingdom)	1,197,460	42,238,579
Ecolab Inc.	696,100	50,049,590
Martin Marietta Materials, Inc.	151,630	14,295,676
Monsanto Co.	1,017,600	96,315,840
Potash Corp. of Saskatchewan Inc. (Canada)	962,700	39,172,263
Praxair, Inc.	240,200	26,289,890
Rio Tinto PLC (United Kingdom)	650,967	37,968,051
	Total Materials	390,719,577
TELECOMMUNICATION SERVICES – (0.19%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	432,540	10,008,976
	Total Telecommunication Services	10,008,976
TOTAL COMMON STOCK – (Identified cost $3,056,323,192)		5,124,450,762

SELECTED FUNDS SELECTED AMERICAN SHARES, INC. - (CONTINUED)	Schedule of Investments December 31, 2012

	Principal	Value (Note 1)
CONVERTIBLE BONDS – (0.04%)
MATERIALS – (0.04%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)(c)	$15,365,000	$2,295,147
TOTAL CONVERTIBLE BONDS – (Identified cost $15,365,000)		2,295,147
SHORT-TERM INVESTMENTS – (1.47%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.18%, 01/02/13, dated 12/31/12, repurchase value of $34,017,340 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 04/01/42-11/01/42, total market value $34,697,340)	34,017,000	34,017,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.27%, 01/02/13, dated 12/31/12, repurchase value of $44,283,664 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 09/20/40-10/15/40, total market value $45,168,660)	44,283,000	44,283,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $78,300,000)		78,300,000

	Total Investments – (97.83%) – (Identified cost $3,149,988,192) – (d)	5,205,045,909
	Other Assets Less Liabilities – (2.17%)	115,477,417
	Net Assets – (100.00%)	$5,320,523,326

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $14,137,258 or 0.27% of the Fund’s net assets as of December 31, 2012.

(b)	This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. See Note 1 of the Notes to Financial Statements.

(c)	Restricted Security – See Note 8 of the Notes to Financial Statements.

(d)	Aggregate cost for federal income tax purposes is $3,149,991,658. At December 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$2,116,950,893
	Unrealized depreciation	(61,896,642)
	Net unrealized appreciation	$2,055,054,251
See Notes to Financial Statements

SELECTED FUNDS SELECTED INTERNATIONAL FUND, INC.	Schedule of Investments December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – (99.13%)
CONSUMER DISCRETIONARY – (12.40%)
Consumer Durables & Apparel – (6.64%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	49,830	$3,911,431
Hunter Douglas N.V. (Netherlands)	13,502	527,713
		4,439,144
Consumer Services – (2.35%)
Ctrip.com International, Ltd., ADR (China)*	68,880	1,569,775
Media – (2.61%)
Grupo Televisa S.A.B., ADR (Mexico)	65,510	1,741,256
Retailing – (0.80%)
Vipshop Holdings Ltd., ADS (China)*	29,970	534,665
	Total Consumer Discretionary	8,284,840
CONSUMER STAPLES – (14.27%)
Food & Staples Retailing – (3.65%)
Brazil Pharma S.A. (Brazil)	346,780	2,438,892
Food, Beverage & Tobacco – (10.62%)
Heineken Holding N.V. (Netherlands)	68,835	3,790,237
Lindt & Spruengli AG - Participation Certificate (Switzerland)	595	1,940,361
Nestle S.A. (Switzerland)	20,990	1,369,460
		7,100,058
	Total Consumer Staples	9,538,950
ENERGY – (3.90%)
Tenaris S.A., ADR (Italy)	62,220	2,608,263
	Total Energy	2,608,263
FINANCIALS – (15.53%)
Banks – (4.47%)
Commercial Banks – (4.47%)
China CITIC Bank Corp. Ltd. - H (China)	1,383,500	838,429
China Merchants Bank Co., Ltd. - H (China)	957,200	2,149,599
		2,988,028
Diversified Financials – (5.04%)
Capital Markets – (1.56%)
Brookfield Asset Management Inc., Class A (Canada)	10,370	380,061
CETIP S.A. - Mercados Organizados (Brazil)	53,590	664,542
		1,044,603
Diversified Financial Services – (3.48%)
Groupe Bruxelles Lambert S.A. (Belgium)	13,390	1,067,937
Pargesa Holding S.A., Bearer Shares (Switzerland)	7,530	518,963
RHJ International (Belgium)*	139,230	736,075
		2,322,975
		3,367,578
Insurance – (1.37%)
Insurance Brokers – (0.42%)
CNinsure, Inc., ADR (China)*	42,250	276,738
Multi-line Insurance – (0.95%)
Fairfax Financial Holdings Ltd. (Canada)	1,782	637,510
		914,248

SELECTED FUNDS SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	Schedule of Investments December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (4.65%)
Hang Lung Group Ltd. (Hong Kong)	540,100	$3,110,733
	Total Financials	10,380,587
HEALTH CARE – (14.01%)
Health Care Equipment & Services – (7.49%)
Essilor International S.A. (France)	25,780	2,600,099
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	422,300	423,733
Sinopharm Group Co. - H (China)	624,800	1,984,064
		5,007,896
Pharmaceuticals, Biotechnology & Life Sciences – (6.52%)
Roche Holding AG - Genusschein (Switzerland)	13,400	2,709,227
Sinovac Biotech Ltd. (China)*	523,690	1,644,387
		4,353,614
	Total Health Care	9,361,510
INDUSTRIALS – (23.65%)
Capital Goods – (12.61%)
ABB Ltd., ADR (Switzerland)	59,350	1,233,887
Brenntag AG (Germany)	5,340	703,520
Schindler Holding AG - Participation Certificate (Switzerland)	20,940	3,029,092
Schneider Electric S.A. (France)	47,310	3,465,019
		8,431,518
Commercial & Professional Services – (2.84%)
Nielsen Holdings N.V. *	61,970	1,895,662
Transportation – (8.20%)
China Merchants Holdings International Co., Ltd. (China)	524,551	1,709,600
Kuehne & Nagel International AG (Switzerland)	31,300	3,773,500
		5,483,100
	Total Industrials	15,810,280
INFORMATION TECHNOLOGY – (3.31%)
Software & Services – (3.31%)
NetEase, Inc., ADR (China)*	31,190	1,327,134
Youku Tudou Inc., ADR (China)*	48,670	887,741
		2,214,875
	Total Information Technology	2,214,875
MATERIALS – (8.29%)
BHP Billiton PLC (United Kingdom)	40,030	1,411,997
Greatview Aseptic Packaging Co., Ltd. (China)	3,406,800	1,854,138
Potash Corp. of Saskatchewan Inc. (Canada)	23,450	954,181
Rio Tinto PLC (United Kingdom)	22,690	1,323,408
	Total Materials	5,543,724
TELECOMMUNICATION SERVICES – (3.77%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	108,830	2,518,326
	Total Telecommunication Services	2,518,326
TOTAL COMMON STOCK – (Identified cost $65,951,956)		66,261,355

SELECTED FUNDS SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	Schedule of Investments December 31, 2012

	Total Investments – (99.13%) – (Identified cost $65,951,956) – (a)	$66,261,355
	Other Assets Less Liabilities – (0.87%)	580,096
	Net Assets – (100.00%)	$66,841,451

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $67,132,847. At December 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$5,200,499
	Unrealized depreciation	(6,071,991)
	Net unrealized depreciation	$(871,492)
See Notes to Financial Statements

SELECTED FUNDS SELECTED CAPITAL PRESERVATION TRUST – SELECTED DAILY GOVERNMENT FUND	Schedule of Investments December 31, 2012

	Principal	Value (Note 1)
FANNIE MAE – (3.56%)
4.25%, 02/25/13	$250,000	$251,523
4.375%, 03/15/13	179,000	180,535
4.125%, 04/15/13	500,000	505,602
TOTAL FANNIE MAE – (Identified cost $937,660)		937,660
FEDERAL FARM CREDIT BANK – (11.76%)
0.176%, 01/28/13 (a)	500,000	499,959
0.196%, 02/20/13 (a)	220,000	219,995
1.75%, 02/21/13	350,000	350,770
0.1997%, 05/28/13 (a)	400,000	400,051
0.25%, 07/23/13	325,000	324,994
0.236%, 07/29/13 (a)	1,200,000	1,200,276
0.5782%, 08/19/13 (a)	100,000	100,110
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $3,096,155)		3,096,155
FEDERAL HOME LOAN BANK – (28.09%)
0.17%, 01/23/13	500,000	500,002
0.24%, 01/25/13 (a)	500,000	500,036
5.126%, 02/28/13	615,000	619,743
1.75%, 03/08/13	280,000	280,825
0.25%, 03/28/13	500,000	499,978
0.1828%, 04/12/13 (a)	500,000	499,996
0.14%, 04/26/13 (a)	300,000	299,999
0.14%, 05/15/13 (a)	500,000	499,981
0.14%, 06/18/13 (a)	300,000	300,000
0.125%, 06/28/13	430,000	429,806
0.246%, 07/22/13 (a)	570,000	570,115
0.24%, 08/01/13 (a)	295,000	295,201
0.22%, 08/22/13 (a)	500,000	499,968
0.22%, 09/04/13 (a)	300,000	300,000
0.22%, 09/06/13 (a)	500,000	500,000
0.141%, 09/10/13 (a)	500,000	500,015
0.165%, 01/03/14 (a)	300,000	299,766
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $7,395,431)		7,395,431
FREDDIE MAC – (7.67%)
0.28%, 01/10/13 (a)	500,000	500,024
4.50%, 01/15/13	275,000	275,450
4.625%, 04/04/13	178,000	180,037
4.00%, 06/12/13	215,000	218,620
0.159%, 06/17/13 (a)	345,000	344,986
0.1845%, 11/04/13 (a)	500,000	499,981
TOTAL FREDDIE MAC – (Identified cost $2,019,098)		2,019,098

SELECTED FUNDS SELECTED CAPITAL PRESERVATION TRUST – SELECTED DAILY GOVERNMENT FUND	Schedule of Investments December 31, 2012

	Principal	Value (Note 1)
OTHER AGENCIES – (0.19%)
Tennessee Valley Authority, 4.75%, 08/01/13	$50,000	$51,224
TOTAL OTHER AGENCIES – (Identified cost $51,224)		51,224
PRIVATE EXPORT FUNDING – (3.89%)
Private Export Funding Corp., 3.55%, 04/15/13	1,015,000	1,024,552
TOTAL PRIVATE EXPORT FUNDING – (Identified cost $1,024,552)		1,024,552
REPURCHASE AGREEMENTS – (43.33%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.18%, 01/02/13, dated 12/31/12, repurchase value of $4,957,050 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 04/01/42-11/01/42, total market value $5,056,140)	4,957,000	4,957,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.27%, 01/02/13, dated 12/31/12, repurchase value of $6,453,097 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 09/20/40-10/15/40, total market value $6,582,060)	6,453,000	6,453,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $11,410,000)		11,410,000

	Total Investments – (98.49%) – (Identified cost $25,934,120) – (b)	25,934,120
	Other Assets Less Liabilities – (1.51%)	397,277
	Net Assets – (100.00%)	$26,331,397

(a)
The interest rates on floating rate securities, shown as of December 31, 2012, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(b)	Aggregate cost for federal income tax purposes is $25,934,120.

See Notes to Financial Statements

SELECTED FUNDS	Statements of Assets and Liabilities At December 31, 2012

	Selected American Shares	Selected International Fund	Selected Daily Government Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$5,205,045,909	$66,261,355	$25,934,120
Cash	1,167	–	1,365
Receivables:
Capital stock sold	8,453,522	13,003	471,795
Dividends and interest	6,416,396	94,390	45,847
Investment securities sold	120,045,435	889,278	–
Prepaid expenses	178,161	3,040	1,932
Due from Adviser	–	–	10,651
Total assets	5,340,140,590	67,261,066	26,465,710
LIABILITIES:
Cash overdraft	–	290,604	–
Payables:
Capital stock redeemed	15,678,285	37,976	99,483
Distributions payable	–	–	4
Accrued distribution service fees	436,916	2,590	–
Accrued management fees	2,588,099	32,038	6,600
Accrued transfer agent fees	653,530	20,019	7,600
Other accrued expenses	260,434	36,388	20,626
Total liabilities	19,617,264	419,615	134,313
NET ASSETS	$5,320,523,326	$66,841,451	$26,331,397
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$159,519,811	$1,802,070	$2,633,140
Additional paid-in capital	3,003,960,036	73,932,613	23,698,257
Undistributed (overdistributed) net investment income	1,652,954	(741,136)	–
Accumulated net realized gains (losses) from investments	100,003,321	(8,460,925)	–
Net unrealized appreciation on investments and foreign currency transactions	2,055,387,204	308,829	–
Net Assets	$5,320,523,326	$66,841,451	$26,331,397

*Including:
Cost of investments	$3,149,988,192	$65,951,956	$25,934,120
Cost and market value of repurchase agreements (if greater than 10% of net assets)	–	–	11,410,000

SELECTED FUNDS	Statements of Assets and Liabilities – (Continued) At December 31, 2012

	Selected American Shares	Selected International Fund	Selected Daily Government Fund
CLASS S SHARES:
Net assets	$1,949,182,969	$10,354,149	$3,552,389
Shares outstanding	46,730,981	1,121,010	3,552,389
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$41.71	$9.24	$1.00
CLASS D SHARES:
Net assets	$3,371,340,357	$56,487,302	$22,779,008
Shares outstanding	80,884,868	6,087,271	22,779,008
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$41.68	$9.28	$1.00

See Notes to Financial Statements

SELECTED FUNDS	Statements of Operations For the year ended December 31, 2012

	Selected American Shares	Selected International Fund	Selected Daily Government Fund
INVESTMENT INCOME:
Income:
Dividends*	$129,216,084	$1,220,983	$–
Interest	641,484	581	51,503
Net securities lending fees	448,264	–	–
Total income	130,305,832	1,221,564	51,503

Expenses:
Management fees (Note 3)	31,529,412	351,993	77,181
Custodian fees	858,231	74,843	13,704
Transfer agent fees:
Class S	2,747,502	47,302	18,246
Class D	1,208,203	39,502	13,195
Audit fees	57,600	21,000	17,400
Legal fees	74,251	4,965	4,272
Reports to shareholders	346,879	5,800	1,242
Directors’ fees and expenses	597,932	9,166	5,371
Registration and filing fees	90,005	38,002	37,772
Excise tax expense (Note 1)	–	–	873
Miscellaneous	251,533	12,889	7,339
Payments under distribution plan (Note 3):
Class S	5,610,269	25,945	9,065
Total expenses	43,371,817	631,407	205,660
Expenses paid indirectly (Note 4)	(150)	(1)	(6)
Reimbursement/waiver of expenses by Adviser/Distributor (Note 3)	–	–	(173,796)
Net expenses	43,371,667	631,406	31,858
Net investment income	86,934,165	590,158	19,645

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	337,703,404	(7,312,138)	–
Foreign currency transactions	(154,366)	(5,552)	–
Net realized gain (loss)	337,549,038	(7,317,690)	–
Net change in unrealized appreciation (depreciation)	299,122,581	17,811,822	–
Net realized and unrealized gain on investments and foreign currency transactions	636,671,619	10,494,132	–
Net increase in net assets resulting from operations	$723,605,784	$11,084,290	$19,645

*Net of foreign taxes withheld as follows	$1,804,397	$138,068	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets For the year ended December 31, 2012

	Selected American Shares	Selected International Fund	Selected Daily Government Fund

OPERATIONS:
Net investment income	$86,934,165	$590,158	$19,645
Net realized gain (loss) from investments and foreign currency transactions	337,549,038	(7,317,690)	–
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	299,122,581	17,811,822	–
Net increase in net assets resulting from operations	723,605,784	11,084,290	19,645

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(26,949,997)	(103,455)	(2,848)
Class D	(58,984,487)	(888,659)	(16,797)

Realized gains from investment transactions:
Class S	(101,100,614)	–	–
Class D	(178,270,031)	–	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class S	(586,531,841)	(1,877,020)	(62,339)
Class D	(352,847,056)	(2,986,034)	214,768
Total increase (decrease) in net assets	(581,078,242)	5,229,122	152,429

NET ASSETS:
Beginning of year	5,901,601,568	61,612,329	26,178,968
End of year*	$5,320,523,326	$66,841,451	$26,331,397

*Including undistributed (overdistributed) net investment income of	$1,652,954	$(741,136)	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets For the year ended December 31, 2011

	Selected American Shares	Selected International Fund	Selected Daily Government Fund

OPERATIONS:
Net investment income	$68,211,087	$587,166	$22,306
Net realized gain from investments and foreign currency transactions	701,646,189	17,467,037	–
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,049,314,077)	(36,117,556)	–
Net increase (decrease) in net assets resulting from operations	(279,456,801)	(18,063,353)	22,306

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(10,137,257)	(223,736)	(3,130)
Class D	(26,949,004)	(1,141,130)	(19,176)

Realized gains from investment transactions:
Class S	–	(958,263)	–
Class D	–	(4,281,564)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5):
Class S	(1,029,354,230)	(3,112,113)	(30,568)
Class D	(235,602,756)	(1,951,802)	(905,433)
Total decrease in net assets	(1,581,500,048)	(29,731,961)	(936,001)

NET ASSETS:
Beginning of year	7,483,101,616	91,344,290	27,114,969
End of year*	$5,901,601,568	$61,612,329	$26,178,968

*Including undistributed (overdistributed) net investment income of	$592,195	$(337,909)	$–

See Notes to Financial Statements

SELECTED FUNDS	Notes to Financial Statements December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”), Selected International Fund, Inc. (a Maryland corporation) (“Selected International Fund”), and Selected Capital Preservation Trust (an Ohio corporation) (“Trust”).  The Trust consists of Selected Daily Government Fund.  The Funds and Trust are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies.

Selected American Shares’ investment objective is to achieve both capital growth and income. The Fund primarily invests in equity securities issued by large companies with market capitalizations of at least $10 billion. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default.  As of December 31, 2012, the value of defaulted securities amounted to $2,295,147 (cost: $15,365,000) or 0.04% of the Fund’s net assets.

Selected International Fund was formerly known as Selected Special Shares. Effective May 1, 2011, Selected International Fund modified its investment strategy to invest primarily in equity securities issued by foreign companies, including companies in developed or emerging markets. The Fund will continue to invest in large, medium, and small companies without regard to market capitalization and maintain its investment objective of achieving capital growth.

Selected Daily Government Fund’s investment objective is to provide as high a level of current income as possible from the type of short-term investments in which it invests, consistent with prudent investment management, stability of principal, and maintenance of liquidity.

Selected Daily Government Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities.  The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments.  The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the Funds’ investment objectives and policies.  There is no assurance that the investment objective of any fund will be achieved. The Funds’ return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

Class S and Class D shares are sold at net asset value.  Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.  All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation and distributions.  Selected International Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Selected Fund) within 30 days of their purchase.  The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SELECTED FUNDS	Notes to Financial Statements – (Continued) December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are stated at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

SELECTED FUNDS	Notes to Financial Statements – (Continued) December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2012 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected	Selected Daily
	American	International	Government
	Shares	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$461,800,834	$3,845,696	$–
Consumer staples	714,426,167	2,438,892	–
Energy	499,776,663	2,608,263	–
Financials	1,755,097,766	1,958,851	–
Health care	145,393,498	1,644,387	–
Industrials	128,660,101	3,129,549	–
Information technology	484,617,895	2,214,875	–
Materials	310,512,947	954,181	–
Telecommunication services	10,008,976	2,518,326	–
Total Level 1	4,510,294,847	21,313,020	–

Level 2 – Other Significant Observable Inputs:
Equity securities*:
Consumer discretionary	23,358,823	4,439,144	–
Consumer staples	166,040,419	7,100,058	–
Financials	189,451,328	8,421,736	–
Health care	–	7,717,123	–
Industrials	155,098,715	12,680,731	–
Materials	80,206,630	4,589,543	–
Short-term debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies	–	–	14,524,120
Convertible debt securities	2,295,147	–	–
Short-term securities	78,300,000	–	11,410,000
Total Level 2	694,751,062	44,948,335	25,934,120

Level 3 – Significant Unobservable Inputs:	–	–	–
Total Investments	$5,205,045,909	$66,261,355	$25,934,120

Level 1 to Level 2 Transfers**:
Consumer discretionary	$23,358,823	$4,439,144	$–
Consumer staples	166,040,419	7,100,058	–
Financials	189,451,328	8,421,736	–
Health care	–	7,717,123	–
Industrials	155,098,715	11,977,211	–
Materials	80,206,630	4,589,543	–
Total	$614,155,915	$44,244,815	$–

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2012.

SELECTED FUNDS	Notes to Financial Statements – (Continued) December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2012:

	Selected American Shares	Selected International Fund
Investment Securities:
Beginning balance	$3,391,994	$148,005
Net realized loss	(71,416,959)	(4,315,402)
Decrease in unrealized depreciation	68,024,965	4,167,397
Ending balance	$–	$–

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.  Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

SELECTED FUNDS	Notes to Financial Statements – (Continued) December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. Selected Daily Government Fund incurred a 2011 federal excise tax liability of $873 during the year ended December 31, 2012. The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2012, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

At December 31, 2012, Selected International Fund had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

Capital Loss Carryforwards

Short-term	$543,000
Long-term	7,659,000
Total	$8,202,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  Accordingly, during the year ended December 31, 2012, for Selected American Shares, amounts have been reclassified to reflect an increase in undistributed net investment income of $61,078, a decrease in accumulated net realized gains from investments and foreign currency transactions of $42,293,368, and an increase in additional paid in capital of $42,232,290; for Selected International Fund, amounts have been reclassified to reflect an increase in overdistributed net investment income of $1,271 and a corresponding decrease to accumulated net realized losses from investments and foreign currency transactions.  The Funds’ net assets have not been affected by these reclassifications.

The tax character of distributions paid during the years ended December 31, 2012 and 2011 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Selected American Shares
2012	$93,691,338	$271,613,791	$–	$365,305,129
2011	37,086,261	–	–	37,086,261

Selected International Fund
2012	992,114	–	–	992,114
2011	1,384,282	5,220,411	–	6,604,693

Selected Daily Government Fund
2012	19,645	–	–	19,645
2011	22,306	–	–	22,306

SELECTED FUNDS	Notes to Financial Statements – (Continued) December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

As of December 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Selected American Shares	Selected International Fund
Undistributed net investment income	$6,811,494	$218,217
Undistributed long-term capital gain	97,635,178	–
Accumulated net realized losses from investments and foreign currency transactions	–	(8,201,752)
Net unrealized appreciation (depreciation) on investments	2,055,383,738	(872,062)
Total	$2,159,830,410	$(8,855,597)

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors/Trustees Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee by the Trust under the plan will be determined based upon the performance of the Selected Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2012 were as follows:

	Selected American Shares	Selected International Fund
Cost of purchases	$358,353,383	$3,825,020
Proceeds from sales	1,606,330,149	10,058,084

SELECTED FUNDS	Notes to Financial Statements – (Continued) December 31, 2012

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

Certain Directors/Trustees and Officers of the Funds are also Directors/Trustees and Officers of the general partner of the Adviser.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser.  The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the year ended December 31, 2012 approximated 0.54% of average net assets for Selected American Shares. The fixed annual rate for Selected International Fund is 0.55% of the average net assets. The fixed annual rate for Selected Daily Government Fund is 0.30% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse Selected Daily Government Fund’s expenses so that net investment income will not be less than zero until May 1, 2013.  During the year ended December 31, 2012, such reimbursements amounted to $37,118 and $127,613 for Class S and Class D shares, respectively.  The Adviser may recapture from the assets of Selected Daily Government Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived, if any) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser during the year ended December 31, 2012 was $192,914, $13,426, and $4,313 for Selected American Shares, Selected International Fund, and Selected Daily Government Fund, respectively.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian.

Distribution Service Fees and Waivers of Expenses - For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets.  During the year ended December 31, 2012, Selected American Shares, Selected International Fund, and Selected Daily Government Fund incurred distribution services fees totaling $5,610,269, $25,945, and $9,065, respectively.

Davis Distributors, LLC, the Funds’ Distributor, entered into an agreement with Selected Daily Government Fund to temporarily eliminate the 0.25% distribution fee on Class S shares until December 31, 2013. During the year ended December 31, 2012, such fee elimination amounted to $9,065.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $150, $1, and $6 for Selected American Shares, Selected International Fund, and Selected Daily Government Fund, respectively, during the year ended December 31, 2012.

NOTE 5 - CAPITAL STOCK

At December 31, 2012, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized.  At December 31, 2012, there were 50 million shares of capital stock of Selected International Fund ($0.25 par value per share) authorized.  At December 31, 2012, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized.

SELECTED FUNDS	Notes to Financial Statements – (Continued) December 31, 2012

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Transactions in capital stock were as follows:

Class S	Year ended December 31, 2012
	Selected American Shares	Selected International Fund	Selected Daily Government Fund
Shares sold	3,666,000	22,816	1,894,756
Shares issued in reinvestment of distributions	2,928,292	11,007	2,585
	6,594,292	33,823	1,897,341
Shares redeemed	(20,276,718)	(253,777)	(1,959,680)
Net decrease	(13,682,426)	(219,954)	(62,339)

Proceeds from shares sold	$156,515,581	$196,905	$1,894,756
Proceeds from shares issued in reinvestment of distributions	123,691,051	100,486	2,585
	280,206,632	297,391	1,897,341
Cost of shares redeemed*	(866,738,473)	(2,174,411)	(1,959,680)
Net decrease	$(586,531,841)	$(1,877,020)	$(62,339)

* Net of redemption fees as follows	NA	$32	NA

Class S	Year ended December 31, 2011
	Selected American Shares	Selected International Fund	Selected Daily Government Fund
Shares sold	6,302,959	44,151	2,197,445
Shares issued in reinvestment of distributions	252,362	109,974	3,077
	6,555,321	154,125	2,200,522
Shares redeemed	(31,775,222)	(468,391)	(2,231,090)
Net decrease	(25,219,901)	(314,266)	(30,568)

Proceeds from shares sold	$259,996,166	$432,260	$2,197,445
Proceeds from shares issued in reinvestment of distributions	9,874,907	1,132,727	3,077
	269,871,073	1,564,987	2,200,522
Cost of shares redeemed*	(1,299,225,303)	(4,677,100)	(2,231,090)
Net decrease	$(1,029,354,230)	$(3,112,113)	$(30,568)

* Net of redemption fees as follows	NA	$84	NA

Class D	Year ended December 31, 2012
	Selected American Shares	Selected International Fund	Selected Daily Government Fund
Shares sold	4,033,182	52,742	6,238,089
Shares issued in reinvestment of distributions	4,143,093	60,795	16,596
	8,176,275	113,537	6,254,685
Shares redeemed	(16,458,149)	(464,549)	(6,039,917)
Net increase (decrease)	(8,281,874)	(351,012)	214,768

Proceeds from shares sold	$173,137,874	$459,981	$6,238,089
Proceeds from shares issued in reinvestment of distributions	174,879,975	557,532	16,596
	348,017,849	1,017,513	6,254,685
Cost of shares redeemed*	(700,864,905)	(4,003,547)	(6,039,917)
Net increase (decrease)	$(352,847,056)	$(2,986,034)	$214,768

* Net of redemption fees as follows	NA	$20	NA

SELECTED FUNDS	Notes to Financial Statements – (Continued) December 31, 2012

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class D	Year ended December 31, 2011
	Selected American Shares	Selected International Fund	Selected Daily Government Fund
Shares sold	8,826,521	126,216	5,875,603
Shares issued in reinvestment of distributions	508,911	338,390	18,944
	9,335,432	464,606	5,894,547
Shares redeemed	(15,178,697)	(666,106)	(6,799,980)
Net decrease	(5,843,265)	(201,500)	(905,433)

Proceeds from shares sold	$359,256,199	$1,214,758	$5,875,603
Proceeds from shares issued in reinvestment of distributions	19,898,430	3,469,456	18,944
	379,154,629	4,684,214	5,894,547
Cost of shares redeemed*	(614,757,385)	(6,636,016)	(6,799,980)
Net decrease	$(235,602,756)	$(1,951,802)	$(905,433)

* Net of redemption fees as follows	NA	$548	NA

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Funds had no borrowings during the year ended December 31, 2012.

NOTE 7 - SECURITIES LOANED

Selected American Shares (“Fund”) has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2012, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Selected American Shares amounted to $2,295,147 or 0.04% of the Fund’s net assets as of December 31, 2012.

Information regarding restricted securities is as follows:

Fund	Security	Acquisition Date	Principal	Units	Cost per Unit	Valuation per Unit as of December 31, 2012
Selected American Shares	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$15,365,000	153,650	$100.00	$14.94

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Year ended December 31, 2012	$39.47	$0.54d	$4.55	$5.09
Year ended December 31, 2011	$41.44	$0.34d	$(2.14)	$(1.80)
Year ended December 31, 2010	$37.28	$0.30d	$4.35	$4.65
Year ended December 31, 2009	$28.54	$0.27d	$8.76	$9.03
Year ended December 31, 2008	$47.78	$0.34d	$(19.23)	$(18.89)
Selected American Shares Class D:
Year ended December 31, 2012	$39.44	$0.70d	$4.54	$5.24
Year ended December 31, 2011	$41.41	$0.47d	$(2.14)	$(1.67)
Year ended December 31, 2010	$37.25	$0.43d	$4.35	$4.78
Year ended December 31, 2009	$28.50	$0.36d	$8.77	$9.13
Year ended December 31, 2008	$47.79	$0.48d	$(19.28)	$(18.80)
Selected International Fund Class S:
Year ended December 31, 2012	$7.89	$0.03d	$1.41	$1.44
Year ended December 31, 2011	$11.00	$0.03d	$(2.31)	$(2.28)
Year ended December 31, 2010	$9.78	$0.09d	$1.25	$1.34
Year ended December 31, 2009	$6.80	$0.03d	$2.98	$3.01
Year ended December 31, 2008	$12.30	$0.04d	$(5.54)	$(5.50)
Selected International Fund Class D:
Year ended December 31, 2012	$7.93	$0.09d	$1.41	$1.50
Year ended December 31, 2011	$11.02	$0.08d	$(2.32)	$(2.24)
Year ended December 31, 2010	$9.79	$0.14d	$1.25	$1.39
Year ended December 31, 2009	$6.81	$0.07d	$2.98	$3.05
Year ended December 31, 2008	$12.30	$0.08d	$(5.54)	$(5.46)
Selected Daily Government Fund Class S:
Year ended December 31, 2012	$1.000	$0.001	$–	$0.001
Year ended December 31, 2011	$1.000	$0.001	$–	$0.001
Year ended December 31, 2010	$1.000	$0.001	$–	$0.001
Year ended December 31, 2009	$1.000	$0.002	$–	$0.002
Year ended December 31, 2008	$1.000	$0.020	$–	$0.020
Selected Daily Government Fund Class D:
Year ended December 31, 2012	$1.000	$0.001	$–	$0.001
Year ended December 31, 2011	$1.000	$0.001	$–	$0.001
Year ended December 31, 2010	$1.000	$0.001	$–	$0.001
Year ended December 31, 2009	$1.000	$0.003	$–	$0.003
Year ended December 31, 2008	$1.000	$0.024	$–	$0.024

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser/Distributor.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

d	Per share calculations were based on average shares outstanding for the period.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.60)	$(2.25)	$–	$(2.85)	$41.71	12.82%	$1,949	0.95%	0.95%	1.28%	7%
$(0.17)	$–	$–	$(0.17)	$39.47	(4.35)%	$2,385	0.94%	0.94%	0.81%	11%
$(0.49)	$–	$–	$(0.49)	$41.44	12.53%	$3,549	0.93%	0.93%	0.80%	9%
$(0.29)	$–	$–	$(0.29)	$37.28	31.64%	$4,742	0.94%	0.94%	0.86%	11%
$(0.34)	$–	$(0.01)	$(0.35)	$28.54	(39.44)%	$4,481	0.92%	0.92%	0.86%	18%

$(0.75)	$(2.25)	$–	$(3.00)	$41.68	13.19%	$3,371	0.61%	0.61%	1.62%	7%
$(0.30)	$–	$–	$(0.30)	$39.44	(4.02)%	$3,517	0.61%	0.61%	1.14%	11%
$(0.62)	$–	$–	$(0.62)	$41.41	12.90%	$3,934	0.60%	0.60%	1.13%	9%
$(0.38)	$–	$–	$(0.38)	$37.25	32.06%	$3,654	0.61%	0.61%	1.19%	11%
$(0.48)	$–	$(0.01)	$(0.49)	$28.50	(39.24)%	$2,881	0.59%	0.59%	1.19%	18%

$(0.09)	$–	$–	$(0.09)	$9.24	18.29%	$10	1.52%	1.52%	0.39%	6%
$(0.16)	$(0.67)	$–	$(0.83)	$7.89	(22.49)%	$11	1.32%	1.32%	0.34%	110%e
$(0.12)	$–	$–	$(0.12)	$11.00	13.73%f	$18	1.23%	1.23%	0.92%	28%
$(0.03)	$–	$–	$(0.03)	$9.78	44.21%	$19	1.32%	1.32%	0.38%	24%
$–	$–	$–	$–	$6.80	(44.72)%	$16	1.26%	1.26%	0.43%	30%

$(0.15)	$–	$–	$(0.15)	$9.28	18.90%	$56	0.88%	0.88%	1.03%	6%
$(0.18)	$(0.67)	$–	$(0.85)	$7.93	(22.05)%	$51	0.81%	0.81%	0.85%	110%e
$(0.16)	$–	$–	$(0.16)	$11.02	14.30%f	$73	0.76%	0.76%	1.39%	28%
$(0.07)	$–	$–	$(0.07)	$9.79	44.72%	$67	0.84%	0.84%	0.86%	24%
$(0.03)	$–	$–g	$(0.03)	$6.81	(44.40)%	$48	0.86%	0.86%	0.83%	30%

$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$4	1.40%	0.12%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$4	1.33%	0.08%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$4	1.29%	0.22%	0.08%	NA
$(0.002)	$–	$–	$(0.002)	$1.000	0.20%	$4	1.17%	0.54%	0.31%	NA
$(0.020)	$–	$–	$(0.020)	$1.000	2.05%	$4	0.94%	0.75%	2.09%	NA

$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$23	0.70%	0.12%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$23	0.67%	0.08%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$23	0.67%	0.22%	0.08%	NA
$(0.003)	$–	$–	$(0.003)	$1.000	0.29%	$24	0.57%	0.44%	0.41%	NA
$(0.024)	$–	$–	$(0.024)	$1.000	2.40%	$67	0.40%	0.40%	2.44%	NA

e
As a result of the change in investment strategy on May 1, 2011, from investing primarily in domestic equity securities to investing primarily in foreign equity securities, portfolio turnover was unusually high.

f
Selected International Fund made a favorable investment in an initial public offering (IPO), which had a material impact on the investment performance, adding approximately 2% to the Fund’s total return in 2010. The IPO was purchased with the intent to benefit from long-term growth of the underlying company and the rapid appreciation was an unusual occurrence. Such performance may not continue in the future.

g	Less than $0.005 per share.

See Notes to Financial Statements

SELECTED FUNDS	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors/Trustees
Selected American Shares, Inc., Selected International Fund, Inc., and Selected Capital Preservation Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Selected American Shares, Inc., Selected International Fund, Inc., and Selected Daily Government Fund (a series of Selected Capital Preservation Trust), as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Selected American Shares, Inc., Selected International Fund, Inc., and Selected Daily Government Fund as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 20, 2013

SELECTED FUNDS	Federal Income Tax Information (Unaudited)

In early 2013, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during the calendar year 2012. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2012 with their 2012 Form 1099-DIV.

The information is presented to assist shareholders in reporting dividends and distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

Each Fund designates the following amounts distributed during the calendar year ended December 31, 2012, if any, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, and long-term capital gain distributions.

	Selected American Shares	Selected International Fund

Income dividends	$93,691,338	$992,114
Income qualifying for corporate dividends-received deduction	$93,691,338	$–
	100%	–
Qualified dividend income	$93,691,338	$852,382
	100%	86%
Long-term capital gain distributions	$271,613,791	$–

Pursuant to Section 853 of the Internal Revenue Code, Selected International Fund elected to pass through to its shareholders foreign taxes paid during the year ended December 31, 2012. The Fund did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes. Information regarding foreign taxes paid and foreign sourced income is detailed below.

Selected International Fund

Foreign taxes paid	$113,158

Foreign sourced income	$1,361,358

% of income dividend derived from foreign sourced income	100%

SELECTED FUNDS	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Selected Funds by phone at 1-800-243-1575.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

SELECTED FUNDS	Directors and Officers

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.  Each Director serves until retirement, resignation, death, or removal.  Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

William P. Barr (05/23/50)	Director	Director since 1994	Of Counsel to Kirkland & Ellis LLP (law firm) until July 2009; Executive Vice President and General Counsel, Verizon (a telecommunications company) from 1994 through 2008.	3	Director, Time Warner, Inc. (media and entertainment company); Director, Dominion Resources (energy company).

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, Inc. (private equity firm) since March 1999.	3	Trustee, John S. and James L. Knight Foundation; Trustee, Connecticut Public Broadcasting Network; Director, University of Connecticut Health Center; Director, Assured Guaranty Ltd.

Jerome E. Hass (06/01/40)	Director (passed away in January 2013)	Director since 1997	James B. Rubin Professor of Finance and Business Strategy Emeritus, Johnson Graduate School of Management, Cornell University, since 1967; Consultant, National Economic Research Associates, since 1985.	3	None

Katherine L. MacWilliams (01/19/56)	Director	Director since 1997	Retired; former Chief Financial Officer, Caridian BCT, Inc. (a medical device company); former Chief Financial Officer, Coors Brewers Limited, a division of Molson Coors Brewing Company.	3	None

James J. McMonagle (10/01/44)	Director/ Chairman	Director since 1990	Chairman, Selected Funds Board of Directors since 1997; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director, Owens Corning (producer of residential and commercial building materials).

Richard O’Brien (09/12/45)	Director	Director since 1996	Retired Corporate Economist, Hewlett-Packard Company.	3	None

SELECTED FUNDS	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Davis Funds (consisting of 13 portfolios).

Christopher C. Davis (07/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Davis Funds (consisting of 13 portfolios); Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Christopher C. Davis (born 07/13/65, Selected Funds officer since 1998). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Selected Funds officer since 1998). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Selected Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Selected Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Selected Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

SELECTED FUNDS

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Co.
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact Sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2012 and December 31, 2011 were $17,400 and $16,800, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2012 and December 31, 2011 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2012 and December 31, 2011 were $4,125 and $4,015, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2012 and December 31, 2011 were $0 and $0, respectively.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

    (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-1 of Regulation S-X.

(f)	Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2012 and December 31, 2011.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this form N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)	(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)	(3) Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  March 11, 2013

By           /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date:  March 11, 2013